Earnings per share - Diluted (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Earnings per share
Net profit attributable to owners of WBC	$ 6,916	$ 6,990	$ 7,195
Adjustment for potential dilution:
Distributions to convertible loan capital holders	442	476	400
Adjusted net profit attributable to owners of WBC	$ 7,358	$ 7,466	$ 7,595
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,427	3,481	3,507
Treasury shares (including RSP and EIP restricted shares)	(5)	(5)	(5)
Adjustment for potential dilution:
Share-based payments	7	6	4
Convertible loan capital	261	413	385
Adjusted weighted average number of ordinary shares	3,690	3,895	3,891
Earnings per ordinary share (cents)	$ 1.994	$ 1.917	$ 1.952